Offerings - Offering: 1	Aug. 25, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	4.90
Maximum Aggregate Offering Price	$ 29,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,501.14
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based on $4.90, the average of the high and low sales prices of the Registrant’s common stock, as reported on the Nasdaq Capital Market on August 22, 2025.